State Street SPDR Dow Jones International Real Estate ETF Average Annual Total Returns	12 Months Ended	16 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones Global ex-U.S. Select Real Estate Securities Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	26.92%		0.17%		1.66%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	20.65%	7.91%	8.61%	8.41%
State Street SPDR Dow Jones International Real Estate ETF
Prospectus [Line Items]
Average Annual Return, Percent	26.51%		0.21%		1.53%
State Street SPDR Dow Jones International Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.12%		(1.06%)		(0.04%)
State Street SPDR Dow Jones International Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.17%		(0.20%)		0.72%